Business combinations - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1],[2]	Dec. 31, 2018		Jun. 15, 2018	Jun. 11, 2018
Disclosure of detailed information about business combination [line items]
Vessels				$ 1,704,250,000
Other tangible assets				345,000
Intangible assets				152,000
Receivables				16,750,000
Current assets				79,459,000
Cash and cash equivalents				126,288,000
Loans and borrowings				(1,312,446,000)
Onerous contracts provision				(5,303,000)
Current liabilities				(33,012,000)
Total identifiable net assets acquired				576,482,000
Consideration transferred				553,423,000
Gain on bargain purchase	$ 0	$ 0		$ 23,059,000	[1],[2]
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Vessels							$ 1,270,250,000
Other tangible assets							345,000
Intangible assets							152,000
Receivables							9,599,000
Current assets							64,829,000
Cash and cash equivalents							126,288,000
Loans and borrowings							(1,001,478,000)
Onerous contracts provision							(5,303,000)
Current liabilities							(29,160,000)
Total identifiable net assets acquired							435,522,000
Consideration transferred							$ 553,423,452
International Seaways
Disclosure of detailed information about business combination [line items]
Vessels						$ 434,000,000
Other tangible assets						0
Intangible assets						0
Receivables						7,151,000
Current assets						14,629,000
Cash and cash equivalents						0
Loans and borrowings						(310,968,000)
Onerous contracts provision						0
Current liabilities						(3,852,000)
Total identifiable net assets acquired						$ 140,960,000

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.